Disclosure of cash and cash equivalents (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Cash	$ 3,354,109	$ 3,132,480	$ 5,365,271
Short-term deposits	179,502	67,206	269,330
Total	$ 3,533,611	$ 3,199,686	$ 5,634,601	$ 6,450,308